UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10145

                              BAILLIE GIFFORD FUNDS
                             ----------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
              -----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
              -----------------------------------------------------
                     (Name and address of agent for service)

    Registrant's telephone number, including area code: 011-44-131-275-2000
                                                        -------------------

                         Date of fiscal year end: 12/31
                                                  ------

                  Date of reporting period: 01/01/04 - 12/31/04
                                            -------------------



The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 303-1 under the Investment Company Act of 1940 is as follows:

================================================================================

BAILLIE GIFFORD INTERNATIONAL EQUITY
AND EMERGING MARKETS FUNDS
Annual Report
December 31, 2004

INDEX

BAILLIE GIFFORD INTERNATIONAL EQUITY AND EMERGING MARKETS FUNDS
--------------------------------------------------------------------------------

                                                                     PAGE NUMBER

MANAGEMENT DISCUSSION                                                  1 - 2

FUND EXPENSES                                                          3 - 5

INTERNATIONAL EQUITY FUND

       Schedule of Portfolio Investments                               6 - 8

       Industry Diversification Table                                      9

       Statement of Assets and Liabilities                                10

       Statement of Operations                                            11

       Statement of Changes in Net Assets                                 12

       Financial Highlights

              Selected Data for Class I                                   13

              Selected Data for Class II                                  14

EMERGING MARKETS FUND

       Schedule of Portfolio Investments                               15 - 17

       Industry Diversification Table                                     18

       Statement of Assets and Liabilities                                19

       Statement of Operations                                            20

       Statement of Changes in Net Assets                                 21

       Financial Highlights

              Selected Data for Class I                                   22

              Selected Data for Class II                                  23

       Notes to Financial Statements                                   24 - 30

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                   31

SUPPLEMENTAL INFORMATION                                               32 - 33

                    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND


1)   HOW DID THE FUND PERFORM IN 2004?

The fund under performed the MSCI EAFE index slightly this year. The return of the fund was 18.6% whereas that of the index was 20.7%. The most buoyant segment of the index was Asia Pacific which had a total return of 27.6% over the year while even the laggard Japan recorded a healthy return of 10.3%. Returns were helped by the weakening of the dollar; in local currency terms the index as a whole rose by only 9.1%. The strongest sector in the index was Utilities where the fund is underweight, the sector returned 39.3% over the year as regulators became more accepting of the need for price rises in the face of rising oil and gas prices. For the Fund, strong performance came in Food Beverage and Tobacco as the peaking of cyclical profits saw investors favour more defensive stocks.

2)   WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING 2004?

Your fund did a little worse than the MSCI EAFE Index. The main positive contribution to performance came from stock selection in the UK. The UK economy has been remarkably resilient in recent years with consumer demand buoyed by strong house price rises and low interest rates. While UK interest rates rose gradually over the year, they remain at relatively low levels but appear to have risen enough to cool the housing boom. The greatest detractor from performance was European stock selection. L'Oreal suffered as consumer product companies promoted aggressively (and expensively). The weak dollar was also an issue and negatively affected other overweight holdings such as ABB and Porsche. In industry terms, the fund's underweight in utilities detracted from performance while our overweight in Energy, particularly Emerging Market oils, helped performance.

3)   DESCRIBE THE INVESTMENT STRATEGIES YOU USED TO MANAGE THE FUND.

Baillie Gifford are growth managers with a bottom up approach to stock picking. We look for companies with the ability to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength and the industry background that a company operates in. We regularly meet the management of the companies within our investment universe and constantly revisit the investment case for the companies within the portfolio to ensure that our expectations are being met.

                      BAILLIE GIFFORD EMERGING MARKETS FUND


1)   HOW DID THE FUND PERFORM IN 2004?

The fund underperformed the MSCI EMF Index over the year to 31/12/2004. The Fund rose 24.6% compared to an increase of 26.0% in the MSCI EMF Index. The absolute return in the Emerging Markets was positive as these countries profited from continued strong demand from China and the resulting surges in commodity prices. The strongest sectors in the Index were retailing and food, principally attributable to Mexico. Central and South America was strong as economies profited from greater political stability, better commodity prices and the resulting wealth effect. Central European countries like Hungary, Czech Republic and Poland were particularly strong as the race to join the Euro continues. At the heart of the growth in Emerging Markets lies the rapid emergence of China as a global economic stimulator.

2)   WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING 2004?

Your fund did less well than the MSCI EMF Index over the year. The main strength in relative performance came from stock selection. This was strong in South Korea with ownership of Donkuk Steel and Samsung Electronic. In Taiwan your fund benefited from ownership of Hon Hai Precision, a large technology company, as well as Asia Cement which played the newfound strength in the domestic housing market. Furthermore, in Russia, your fund benefited from not owning Yukos which was the worst performer in the Russian market. The greatest detractor from performance was the currency effect from Brazilian and South African stock holdings. Beyond these factors, the fund was also helped by the strength in Materials and Energy as China continues to stimulate demand.

3)   DESCRIBE THE INVESTMENT STRATEGIES YOU USED TO MANAGE THE FUND.

Baillie Gifford are growth managers with a bottom up approach to stock picking. We look for companies with the ability to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength and the industry background that a company operates in. We regularly meet the management of the companies within our investment universe and constantly revisit the investment case for the companies within the portfolio to ensure that our expectations are being met.

FUND EXPENSES (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000,000 (for example, an $8,600,000 account value divided by $1,000,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                              BEGINNING          ENDING          ANNUALIZED        EXPENSES PAID
                                                               ACCOUNT           ACCOUNT       EXPENSE RATIO           DURING
                                                                                              BASED ON PERIOD          PERIOD
                                                                VALUE             VALUE         07/01/04 TO         07/01/04 TO
                                                               07/01/04         12/31/04          12/31/04            12/31/04
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS II
     Actual                                                 $1,000,000.00     $1,259,703.90        0.84%             $4,771.31
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,020,913.66        0.84%             $4,267.11
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS III
     Actual                                                 $1,000,000.00     $1,260,495.87        0.77%             $4,375.23
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,021,265.57        0.77%             $3,912.20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL EQUITY FUND - CLASS I (1)
     Actual                                                 $1,000,000.00     $1,146,810.28        0.67%             $3,615.56
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,021,768.31        0.67%             $3,404.97
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL EQUITY FUND - CLASS III (1)
     Actual                                                 $1,000,000.00     $1,146,151.91        0.47%             $2,535.51
     Hypothetical (5% return before expenses)               $1,000,000.00     $1,022,773.77        0.47%             $2,389.75
------------------------------------------------------------------------------------------------------------------------------------


*Expenses are calculated using the annualized expense ratio for the Funds, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

(1) As described in footnote F, a shareholder owning 98.4% of the shares of the International Equity Fund, and 100% of the Class III shares of such Fund, as of 12/31/04, redeemed all of its shares on 2/2/05. In addition, the contractual expense waiver in effect for the International Equity Fund through 12/31/04 has not been renewed by Baillie Gifford Overseas Limited. As a result of these changes, expenses for the current fiscal year will be higher. If the estimated expense ratio for Class I shares for the current fiscal year (2.11%) had been in place throughout the period from 7/1/04 to 12/31/04, actual expenses would have been $11,389.79 and hypothetical expenses would have been $10,690.48 under "Expenses Paid During Period 07/01/04 to 12/31/04" in the table above. There are currently no Class III shares of the International Equity Fund outstanding.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds' voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30, is also available, call collect and upon request by calling Baillie Gifford Overseas Limited at 011-44-131-275-2000 or by accessing the Funds' Form N-PX on the Commission's website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004                     BAILLIE GIFFORD  INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS--93.0%
AUSTRALIA--3.9%
Amcor Ltd.                                               271,666   $   1,565,248
Australia and New Zealand Banking Group Ltd.             108,963       1,758,717
BHP Billiton Ltd.                                        460,072       5,532,378
Foster's Group Ltd.                                      482,700       2,190,870
John Fairfax Holdings Ltd.                               300,000       1,070,023
Leighton Holdings Ltd.                                   173,000       1,672,129
Westfield Holdings Ltd.                                  162,000       2,086,475
Woodside Petroleum Ltd.                                  123,900       1,952,217
Woolworths Ltd.                                          181,800       2,139,120
                                                                   -------------
                                                                      19,967,177
                                                                   -------------
BRAZIL--1.3%
Petroleo Brasilerio SA ADR                               180,400       6,532,284
                                                                   -------------

DENMARK--2.3%
Danske Bank A/S                                          387,510      11,878,339
                                                                   -------------

FINLAND--1.5%
Nokia Oyj                                                500,910       7,911,614
                                                                   -------------

FRANCE--11.0%
Essilor International SA                                 112,870       8,844,577
L'Oreal SA                                               111,341       8,452,351
Pernod-Ricard SA                                          38,600       5,913,035
Sanofi-Synthelabo SA                                     140,115      11,198,535
TotalFinaElf SA                                           71,410      15,598,188
Vivendi Universal SA (a)                                 187,708       5,993,287
                                                                   -------------
                                                                      55,999,973
                                                                   -------------
GERMANY--5.5%
Adidas-Salomon AG                                         30,480       4,936,790
Celesio AG                                                37,002       3,002,609
MAN AG                                                    96,458       3,701,250
RWE AG                                                   132,090       7,289,458
SAP AG                                                    52,630       9,385,695
                                                                   -------------
                                                                      28,315,802
                                                                   -------------
HONG KONG--3.3%
Boc Hong Kong Holdings Ltd.                            1,549,000       2,959,416
Cheung Kong (Holdings) Ltd.                              496,000       4,945,515
CNOOC Ltd.                                             5,035,000       2,704,482
Hang Seng Bank Ltd.                                      110,000       1,528,426
Hong Kong Exchanges and Clearing Ltd.                    430,000       1,150,694
Li & Fung Ltd.                                           682,000       1,149,433
Sun Hung Kai Properties Ltd.                             259,000       2,590,766
                                                                   -------------
                                                                      17,028,732
                                                                   -------------
IRELAND--3.5%
Allied Irish Banks Plc.                                  370,280       7,685,436
CRH Plc.                                                 316,880       8,476,946
Ryanair Holdings Plc. ADR (a)                             41,280       1,682,160
                                                                   -------------
                                                                      17,844,542
                                                                   -------------

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004                     BAILLIE GIFFORD  INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

ITALY--4.7%
Assicurazioni Generali SpA                               186,020   $   6,313,605
Eni SpA                                                  362,980       9,088,068
Riunione Adriatica di Sicurta SpA                        373,180       8,440,554
                                                                   -------------
                                                                      23,842,227
                                                                   -------------
JAPAN--19.5%
Alps Electric Co., Ltd.                                  202,000       3,010,188
Asahi Glass Co., Ltd.                                    806,000       8,888,260
Bridgestone Corp.                                        266,000       5,295,599
Brother Industries Ltd.                                  239,000       2,031,512
Canon, Inc.                                              102,000       5,504,635
Daikin Industries Ltd.                                   159,000       4,592,954
Japan Tobacco, Inc.                                          796       9,088,709
Kao Corp.                                                167,000       4,269,932
Keyence Corp.                                             23,600       5,287,948
Konica Corp.                                             319,500       4,240,460
Mitsui & Co., Ltd.                                       712,000       6,385,557
Mitsui O.S.K. Lines Ltd.                                 753,000       4,519,323
Mitsui Sumitomo Insurance Co., Ltd.                      595,000       5,167,854
Nippon Telegraph and Telephone Corp. (NTT)                   628       2,819,166
Promise Co., Ltd.                                         79,650       5,689,841
Sumitomo Realty & Development Co., Ltd.                  220,000       2,868,352
Takashimaya Co., Ltd.                                    337,000       3,242,725
Tokyu Corp.                                              927,000       5,011,789
Toyota Motor Corp.                                       169,300       6,889,636
UFJ Holdings, Inc. (a)                                       815       4,939,153
                                                                   -------------
                                                                      99,743,593
                                                                   -------------
NETHERLANDS--1.3%
Philips Electronics NV                                   115,120       3,052,863
Verenigde Nederlandse Uitgeversbedrijven NV              116,520       3,441,592
                                                                   -------------
                                                                       6,494,455
                                                                   -------------
NEW ZEALAND--0.4%
Telecom Corp. of New Zealand Ltd.                        474,700       2,108,687
                                                                   -------------

RUSSIA--0.6%
LUKOIL ADR                                                25,400       3,083,560
                                                                   -------------

SINGAPORE--0.6%
Singapore Press Holdings Ltd.                            510,000       1,437,148
Venture Corp., Ltd.                                      150,000       1,461,039
                                                                   -------------
                                                                       2,898,187
                                                                   -------------
SPAIN--2.7%
Altadis SA                                               149,810       6,862,304
Banco Popular Espanol SA                                 108,660       7,163,259
                                                                   -------------
                                                                      14,025,563
                                                                   -------------
SWEDEN--4.9%
Atlas, Copco B                                           194,710       8,130,741
Sandvik AB                                               125,770       5,072,134
Svenska Handelsbanken AB, Class A                        257,300       6,698,303
Telefonaktiebolaget LM Ericsson, Class B (a)           1,634,970       5,215,843
                                                                   -------------
                                                                      25,117,021
                                                                   -------------

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004                     BAILLIE GIFFORD  INTERNATIONAL EQUITY FUND
================================================================================

COMPANY                                                  SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

SWITZERLAND--2.9%
ABB Ltd. (a)                                           1,487,680   $   8,307,773
UBS AG-R                                                  80,640       6,761,959
                                                                   -------------
                                                                      15,069,732
                                                                   -------------
UNITED KINGDOM--23.1%
Barclays Plc.                                            564,000       6,345,352
BG Group Plc.                                            501,500       3,408,421
Billiton Plc.                                            340,000       3,985,140
BP Plc.                                                  876,000       8,543,716
British American Tobacco Plc.                            314,300       5,415,740
Capita Group Plc.                                        357,000       2,506,869
Carnival Plc.                                            116,125       7,085,306
GlaxoSmithKline Plc.                                     440,212      10,327,901
Hilton Group Plc.                                        979,000       5,347,416
HSBC Holdings Plc.                                       447,000       7,543,543
Imperial Tobacco Group Plc.                              466,300      12,775,220
MMO2 Plc. (a)                                          2,891,000       6,813,160
Next Plc.                                                127,000       4,023,154
Royal Bank of Scotland Group Plc.                        220,000       7,400,069
Standard Chartered Plc.                                  239,000       4,444,025
Vodafone Group Plc.                                    6,842,000      18,554,554
Wolseley Plc.                                            189,000       3,532,456
                                                                   -------------
                                                                     118,052,042
                                                                   -------------
TOTAL COMMON STOCKS
   (cost $350,866,780)                                               475,913,530
                                                                   -------------

PREFERRED STOCKS--1.4%
GERMANY--1.4%
Porsche AG                                                11,310       7,174,632
   (cost $4,153,766)                                               -------------

CONVERTIBLE PREFERRED STOCKS--0.5%
JAPAN--0.5%
SMFG Finance 2.25%, 7/11/2005                          105,000,000     2,441,856
   (cost $847,301)                                                 -------------

MUTUAL FUNDS--3.0%
UNITED KINGDOM--3.0%
Baillie Gifford Emerging Markets Growth
  Fund 'C' Accum*                                      1,010,499       2,727,723
Baillie Gifford Japanese Smaller Cos
  Fund 'C' Accum*                                        613,648      12,547,232
                                                                   -------------
TOTAL MUTUAL FUNDS
   (cost $11,052,308)                                                 15,274,955
                                                                   -------------

TOTAL INVESTMENTS
   (cost $366,920,155)--97.9%                                        500,804,973
Other assets less liabilities--2.1%                                   10,822,782
                                                                   -------------
NET ASSETS--100%                                                    $511,627,755
                                                                   =============

(a) Non-income producing security.
ADR - American Depositary Receipt
* Affiliated investments.


The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION
DECEMBER 31, 2004                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

                                                                      % OF TOTAL
                                                 U.S. $ VALUE         NET ASSETS
                                                --------------        ---------

Automobiles & Parts                              $ 19,359,867             3.8%
Banks                                              79,547,853            15.5
Beverages                                           8,103,905             1.6
Construction & Building Materials                  22,569,791             4.4
Diversified Industrials                            13,675,015             2.7
Electronic & Electrical Equipment                  28,655,958             5.6
Engineering & Machinery                            21,497,079             4.2
Food & Drug Retailers                               2,139,120             0.4
Health                                              8,844,577             1.7
Household Goods & Textiles                          6,086,223             1.2
Information Technology Hardware                    13,127,457             2.6
Insurance                                          13,608,408             2.7
Leisure, Entertainment & Hotels                    12,432,722             2.4
Life Assurance                                      6,313,605             1.2
Media & Photography                                16,182,510             3.2
Mining & Metals                                     9,517,518             1.9
Oil & Gas                                          50,910,936            10.0
Open-Ended Investment Cos                          15,274,955             3.0
Personal Care & Household Products                 12,722,283             2.5
Pharmaceuticals                                    24,529,045             4.8
Real Estate                                        12,491,108             2.4
Retailers-General                                   7,265,879             1.4
Software & Computer Technology                      9,385,695             1.8
Specialty & Other Finance                           6,840,535             1.3
Support Services                                    4,072,117             0.8
Telecommunications Services                        30,295,567             5.9
Tobacco                                            34,141,973             6.7
Transportation                                     11,213,272             2.2
                                                --------------        ---------

Total Value of Investments                        500,804,973            97.9%
Other assets less liabilities                      10,822,782             2.1
                                                --------------        ---------
Net Assets                                       $511,627,755           100.0%
                                                ==============        =========


The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004                      BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

ASSETS
   Investments, at value (cost $366,920,155)                     $  500,804,973
   Foreign cash, at value (cost $14,278,619)                         14,510,356
   Cash                                                               3,013,309
   Tax reclaims receivable                                            1,116,657
   Dividends and interest receivable                                    928,331
   Other assets                                                          32,000
                                                                 --------------

   Total Assets                                                     520,405,626
                                                                 --------------

LIABILITIES
   Dividend payable                                                   8,236,652
   Advisory fee payable                                                 391,000
   Servicing fee payable                                                 59,000
   Payable for capital stock redeemed                                     5,309
   Accrued expenses                                                      85,910
                                                                 --------------

   Total Liabilities                                                  8,777,871
                                                                 --------------

NET ASSETS                                                       $  511,627,755
                                                                 ==============


COMPOSITION OF NET ASSETS
   Paid-in capital                                               $  498,811,764
   Distributions in excess of net investment income                  (2,860,336)
   Accumulated net realized loss on investments
      and foreign currency transactions                            (118,719,788)
   Net unrealized appreciation in value of investments
      and foreign currencies                                        134,396,115
                                                                 --------------
                                                                 $  511,627,755
                                                                 ==============


NET ASSET VALUE, PER SHARE

   CLASS I ($8,274,392 / 1,320,584 shares outstanding)           $         6.27
                                                                 ==============

   CLASS III ($503,353,363 / 79,852,958 shares outstanding)      $         6.30
                                                                 ==============


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $1,415,695)    $    8,329,682
   Interest (net of foreign withholding taxes of $5,369)                429,783
   Other income                                                          25,783
                                                                 --------------
      TOTAL INVESTMENT INCOME                                         8,785,248
                                                                 --------------

EXPENSES
   Advisory fee (Note B)                                              1,559,021
   Shareholder servicing fee - Class III Shares (Note B)                220,533
                               Class I Shares                            16,304
   Fund Accounting                                                      237,241
   Custody - Note B                                                     120,000
   Legal                                                                 59,935
   Insurance                                                             41,671
   Trustees' fees                                                        20,893
   Professional fees                                                     15,443
   Miscellaneous                                                          2,814
                                                                 --------------
   TOTAL EXPENSES                                                     2,293,855
                                                                 --------------
   Less - reduction in custody fee due to undertaking
      by the Manager - Note B                                          (120,000)
                                                                 --------------
      NET EXPENSES                                                    2,173,855
                                                                 --------------

      NET INVESTMENT INCOME                                           6,611,393
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
      Investments                                                      (282,171)
      Foreign currency transactions                                     957,836
                                                                 --------------
                                                                        675,665
                                                                 --------------
   Net increase in unrealized appreciation on:
      Investments                                                    72,387,426
      Translation of assets and liabilities in
         foreign currencies                                              29,840
                                                                 --------------
                                                                     72,417,266
                                                                 --------------

   Net realized and unrealized gain on investments and
      foreign currency transactions                                  73,092,931
                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   79,704,324
                                                                 ==============


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

                                                                                       FOR THE              FOR THE
                                                                                     YEAR ENDED           YEAR ENDED
                                                                                  DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                                  -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income                                                            $    6,611,393       $    5,865,940
   Net realized gain (loss) from investments and foreign currency transactions             675,665          (27,184,625)
   Net increase in unrealized appreciation on investments
        and translation of assets and liabilities in foreign currencies                 72,417,266          133,470,808
                                                                                    --------------       --------------
   Net increase in net assets from operations                                           79,704,324          112,152,123
                                                                                    --------------       --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class I                                                                             (120,100)            (172,784)
      Class III                                                                         (9,292,107)         (10,591,188)
                                                                                    --------------       --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                                    (9,412,207)         (10,763,972)
                                                                                    --------------       --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net proceeds from shares subscribed:
      Class I                                                                            1,810,356            1,774,074
      Class III                                                                                 --                   --
   Purchase premium:
      Class I                                                                                  110                   --
      Class III                                                                              7,093                   --
   Dividends and distributions reinvested:
      Class I                                                                              154,789               54,390
      Class III                                                                         11,327,149            4,449,805
   Cost of shares redeemed:
      Class I                                                                           (1,563,575)            (976,080)
      Class III                                                                                 --                   --
   INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
                                                                                    --------------       --------------
      BENEFICIAL INTEREST                                                               11,735,922            5,302,189
                                                                                    --------------       --------------

   TOTAL INCREASE IN NET ASSETS                                                         82,028,039          106,690,340

NET ASSETS
   Beginning of year                                                                   429,599,716          322,909,376
                                                                                    --------------       --------------
   End of year (includes distributions in excess of net investment income of        $  511,627,755       $  429,599,716
         $2,860,336  and $3,871,643, respectively)                                  ==============       ==============


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================
SELECTED DATA FOR CLASS I SHARES OUTSTANDING:

                                                                                                                   For the Period
                                                             For the            For the            For the       August 12, 2001 (a)
                                                            Year Ended         Year Ended         Year Ended           through
                                                        December 31, 2004  December 31, 2003  December 31, 2002   December 31, 2001
                                                        -----------------  -----------------  -----------------   -----------------
     Net asset value, beginning of period                     $5.41              $4.14              $5.15               5.39
                                                        -----------------  -----------------  -----------------   -----------------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                     0.07               0.07               0.05               0.01
     Net realized and unrealized gain (loss)
        on investments and foreign
        currency transactions                                  0.91               1.33              (1.01)             (0.25)
                                                        -----------------  -----------------  -----------------   -----------------
     Net increase (decrease) in net asset
        value from investment operations                       0.98               1.40              (0.96)             (0.24)
                                                        -----------------  -----------------  -----------------   -----------------
     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                     (0.12)             (0.13)             (0.05)                --
     Taxable distributions in excess of net investment
        income and net realized gain on investments              --                 --                 --                 --
     Return of capital distributions                             --                 --                 --                 --
                                                        -----------------  -----------------  -----------------   -----------------
        Total Dividends and Distributions                     (0.12)             (0.13)             (0.05)                --
                                                        -----------------  -----------------  -----------------   -----------------
     Net asset value, end of period                           $6.27              $5.41              $4.14               5.15
                                                        =================  =================  =================   =================


     TOTAL RETURN
     Total investment return based on net
        asset value (b)                                       18.07%             33.80%            (18.60%)            (4.45%)

     RATIOS/SUPPLEMENTAL DATA
     ------------------------
     Net assets, end of period
        (000's omitted)                                      $8,274             $6,913             $4,529             $3,617
     Ratio of net expenses to average net
        assets (c)                                            0.67%              0.72%              0.72%              0.72%*
     Ratio of net investment income
        to average net assets                                 1.27%              1.45%              1.20%              0.27%*
     Portfolio turnover rate                                   25%                38%                38%                40%

*    Annualized.

(a)  Commencement of share class.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the annualized net expense percentage for Class I in 2001 would have been approximately 0.74%, 0.76% in 2002, 0.75% in 2003 and 0.71% in 2004.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                   BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
================================================================================

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:

                                                                                                                     For the Period
                                                                                                                       November 1,
                                                           For the        For the        For the        For the          2000 (a)
                                                         Year Ended     Year Ended      Year Ended     Year Ended        through
                                                        December 31,   December 31,   December 31,   December 31,      December 31,
                                                            2004           2003           2002           2001             2000
                                                        ------------   ------------   ------------   ------------    --------------
      Net asset value, beginning of period                  $5.43          $4.15          $5.15          $9.65           $10.00
                                                        ------------   ------------   ------------   ------------    --------------
      INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                 0.08           0.07            0.07           0.06                --
      Net realized and unrealized gain (loss)
         on investments and foreign
         currency transactions                              0.91           1.35           (1.02)         (1.53)          (0.35)
                                                        ------------   ------------   ------------   ------------    --------------
      Net increase (decrease) in net asset
         value from investment operations                   0.99           1.42           (0.95)         (1.47)          (0.35)
                                                        ------------   ------------   ------------   ------------    --------------
      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
      Dividends from net investment income                 (0.12)         (0.14)          (0.05)         (0.02)             --
      Taxable distributions in excess of net investment
         income and net realized gain on investments          --             --              --          (2.14)             --
      Return of capital distributions                         --             --              --          (0.87)             --
                                                        ------------   ------------   ------------   ------------    --------------
         Total Dividends and Distributions                 (0.12)         (0.14)          (0.05)         (3.03)             --
                                                        ------------   ------------   ------------   ------------    --------------
      Net asset value, end of period                       $6.30          $5.43           $4.15          $5.15           $9.65
                                                        ============   ============   ============   ============    ==============

      TOTAL RETURN
      Total investment return based on net
         asset value (b)                                   18.20%         34.18%         (18.41%)       (19.57%)         (3.50%)
      RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period
         (000's omitted)                                  $503,353       $422,686        $318,380       $395,130        $491,552
      Ratio of net expenses to average net
         assets (c)                                         0.47%          0.52%          0.52%          0.49%           0.69%*
      Ratio of net investment income
         to average net assets                              1.45%          1.63%          1.41%          1.00%           0.00%*
      Portfolio turnover rate                                25%            38%            38%            40%              6%


*     Annualized.

(a)   Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(c) The Manager has voluntarily undertaken to pay all custody fees incurred by the Fund for the foreseeable future. Absent this undertaking, the net expense percentage for Class III in 2001 would have been approximately 0.52%, 0.55% in 2002, 0.55% in 2003 and 0.50% in 2004.


The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 105.2%
BRAZIL - 13.0%
Banco Itau Holding Financeira SA ADR                    44,500    $   3,345,065
Braskem SA ADR                                          14,200          723,632
Companhia Siderurgica Nacional SA ADR                   52,200          998,064
Companhia Vale do Rio Doce ADR (a)                      99,600        2,889,396
Petroleo Brasileiro SA ADR                             121,700        4,841,226
Tele Norte Leste Participacoes SA ADR                  171,700        2,896,579
Uniao de Bancos Brasileiros SA GDR                      34,000        1,078,480
Votorantim Celulose e Papel SA ADR                      68,250        1,105,650
                                                                  -------------
                                                                     17,878,092
                                                                  -------------
CHILE - 0.6%
Banco Santander Chile SA ADR                            23,400          792,324
                                                                  -------------

CHINA - 2.2%
PetroChina Co., Ltd., Class H                        3,280,000        1,751,258
Zhejiang Expressway Co., Ltd., Class H               1,834,000        1,262,354
                                                                  -------------
                                                                      3,013,612
                                                                  -------------
EGYPT - 0.8%
Orascom Telecom Holding SAE GDR (a)                     52,893        1,091,759
                                                                  -------------

HONG KONG - 3.2%
Citic Pacific Ltd.                                     270,000          767,687
CNOOC Ltd.                                           5,600,000        3,007,964
Tom Group Ltd. (a)                                   3,782,000          695,802
                                                                  -------------
                                                                      4,471,453
                                                                  -------------
INDIA - 3.8%
HDFC Bank Ltd. ADR                                      34,300        1,555,848
Hindalco Industries Ltd. GDR 144A*                      51,400        1,687,082
Reliance Industries Ltd. GDR 144A*                      81,600        2,004,055
                                                                  -------------
                                                                      5,246,985
                                                                  -------------
INDONESIA - 3.7%
Bumi Resources Tbk PT                               17,624,000        1,518,901
Indonesian Satellite Corp. Tbk                       1,820,000        1,127,390
PT Bank Rakyat Indonesia                             1,394,500          431,908
PT Telekomunikasi Indonesia Tbk                      3,870,000        2,011,608
                                                                  -------------
                                                                      5,089,807
                                                                  -------------
ISRAEL - 2.2%
Bank Hapoalim Ltd.                                     447,000        1,507,590
Makhteshim-Agan Industries Ltd.                        288,125        1,548,672
                                                                  -------------
                                                                      3,056,262
                                                                  -------------
MALAYSIA - 6.4%
British American Tobacco Malaysia Berhad                80,000          963,158
IOI Corp. Berhad                                       590,000        1,475,000
IOI Oleochemical Industries Berhad                     355,500          898,105
PLUS Expressways Berhad                                950,000          700,000
SP Setia Berhad                                        870,000          989,053
Tanjong Plc.                                           370,000        1,372,895
Telekom Malaysia Berhad                                775,000        2,365,789
                                                                  -------------
                                                                      8,764,000
                                                                  -------------


The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

MEXICO - 10.6%
America Movil SA de CV, Series L ADR                    94,400    $   4,941,840
Cemex SA de CV ADR                                      82,000        2,985,620
Consorcio ARA SA de CV (a)                             304,000          913,609
Grupo Financiero Banorte SA de CV, Class O             178,500        1,124,132
Grupo Mexico SA de CV, Series B                        176,000          888,131
Telefonos de Mexico SA de CV, Class L ADR               60,166        2,305,561
WalMart de Mexico SA de CV, Series V                   405,186        1,392,180
                                                                  -------------
                                                                     14,551,073
                                                                  -------------
PANAMA - 0.6%
Banco Latinoamericano de Exportaciones SA, Class E      41,000          817,540
                                                                  -------------

POLAND - 1.8%
Agora SA (a)                                            39,000          739,534
Bank Pekao SA                                           37,000        1,704,614
                                                                  -------------
                                                                      2,444,148
                                                                  -------------
RUSSIA - 3.6%
AO VimpelCom ADR (a)                                    29,400        1,062,516
Gazprom ADR                                             20,700          734,850
LUKOIL ADR                                              18,271        2,218,100
Mobile Telesystems ADR                                   6,700          928,017
                                                                  -------------
                                                                      4,943,483
                                                                  -------------
SOUTH AFRICA - 11.0%
Anglo American Platinum Corp., Ltd.                     38,200        1,403,577
Edgars Consolidated Stores Ltd.                          4,857          260,577
Imperial Holdings Ltd. (a)                              49,000          904,548
Sappi Ltd.                                              96,000        1,414,333
Sasol Ltd.                                             225,500        4,843,222
Standard Bank Group Ltd.                               316,000        3,690,757
Telkom South Africa Ltd.                               150,000        2,609,274
                                                                  -------------
                                                                     15,126,288
                                                                  -------------
SOUTH KOREA - 12.3%
Cheil Communications, Inc.                               5,400          785,066
Cheil Industries, Inc.                                  50,500          778,086
Daewoo Shipbuilding & Marine
   Engineering Co., Ltd. (a)                            91,640        1,363,269
Dongkuk Steel Mill Co., Ltd.                            83,620        1,441,863
GS Holdings Corp. (a)                                   33,000          714,065
Hanwha Corp.                                           151,520        2,012,558
Oriental Fire & Marine Insurance Co., Ltd.              41,500          695,542
S1 Corp.                                                47,500        1,674,797
Samsung Corp.                                          276,200        3,428,487
Samsung Fire & Marine Insurance Co., Ltd.               11,200          881,762
Samsung Heavy Industries Co., Ltd.                     244,000        1,522,643
Yuhan Corp.                                             19,011        1,597,743
                                                                  -------------
                                                                     16,895,881
                                                                  -------------


The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

TAIWAN - 14.9%
AU Optronics Corp.                                   1,380,000    $   1,998,801
Chung Hwa Pulp Corp.                                 1,616,000          851,600
CTCI Corp.                                           1,250,000          796,781
ET Internet Technology Corp. (a)                     1,400,000          733,354
Far Eastern Department Stores Ltd.                   2,690,000        1,544,904
Hon Hai Precision Industry Co., Ltd.                   820,249        3,804,878
Hung Poo Real Estate Development Corp. (a)           1,335,000        1,116,362
Phoenixtec Power Co., Ltd.                             650,000          785,579
SinoPac Holdings Corp.                               2,916,891        1,721,233
Synnex Technology International Corp.                  935,600        1,384,652
Taiwan Cellular Corp.                                1,949,000        2,183,323
Taiwan Cement Corp.                                  2,356,600        1,554,211
Taiwan Fertilizer Co., Ltd.                          1,900,000        2,080,467
                                                                  -------------
                                                                     20,556,145
                                                                  -------------
THAILAND - 7.0%
Advanced Info Service PCL NVDR                       1,026,000        2,825,791
Bangkok Bank PCL NVDR                                1,030,000        2,757,271
Banpu PCL NVDR                                         214,100          837,663
PTT Exploration & Production PCL NVDR                  296,000        2,209,524
TISCO Finance PCL NVDR                               1,750,000        1,094,595
                                                                  -------------
                                                                      9,724,844
                                                                  -------------
TURKEY - 3.1%
Koc Holding AS                                      181,742,364       1,186,009
Turkiye Garanti Bankasi AS                          982,664,945       3,104,303
                                                                  -------------
                                                                      4,290,312
                                                                  -------------
UNITED KINGDOM - 3.6%
Astro All Asia Networks Plc. (a)                       992,000        1,409,684
Lonmin Plc. (a)                                         68,000        1,197,174
Peter Hambro Mining Plc. (a)                            79,500          776,516
Vedanta Resources Plc.                                 205,000        1,553,657
                                                                  -------------
                                                                      4,937,031
                                                                  -------------
VENEZUELA - 0.8%
Compania Anonima Nacional Telefonos
  de Venezuela ADR                                      47,500        1,063,525
                                                                  -------------

Total Common Stocks
   (cost $108,034,860)                                              144,754,564
                                                                  -------------


TOTAL INVESTMENTS - 105.2%
   (cost $108,034,860)                                              144,754,564
Liabilities in excess of other assets - (5.2%)                       (7,152,211)
                                                                  -------------

NET ASSETS - 100%                                                 $ 137,602,353
                                                                  =============

(a)  Non-income  producing  security.
ADR - American  Depositary  Receipt
GDR - Global Depositary Receipt
NVDR - Non Voting Depositary Receipt

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing not required.


The accompanying notes are an integral part of the financial statements.

INDUSTRY DIVERSIFICATION
DECEMBER 31, 2004                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

                                                                      % OF TOTAL
                                                     U.S. $ VALUE     NET ASSETS
                                                    --------------    ----------

Banks                                               $   24,725,660       18.0%
Chemicals                                                6,356,826        4.6
Construction & Building Materials                        6,569,802        4.8
Diversified Industrials                                 11,109,977        8.2
Electronic & Electrical Equipment                        6,589,258        4.8
Engineering & Machinery                                  2,319,424        1.7
Food Producers & Processors                              2,373,105        1.7
Forestry & Paper                                         3,371,583        2.5
Household Goods & Textiles                                 778,086        0.6
Information Technology Hardware                          1,384,652        1.0
Insurance                                                1,577,304        1.1
Media & Photography                                      2,934,284        2.1
Mining & Metals                                         11,065,015        8.0
Oil & Gas                                               19,606,144       14.2
Pharmaceuticals                                          1,597,743        1.2
Real Estate                                                989,053        0.7
Recreation                                               1,372,895        1.0
Retailers-General                                        3,197,661        2.3
Software & Computer Technology                             695,802        0.5
Steel & Other Materials                                  4,127,009        3.0
Support Services                                         1,674,797        1.2
Telecommunications Services                             27,412,972       19.9
Tobacco                                                    963,158        0.7
Transportation                                           1,962,354        1.4
                                                    --------------    ----------

Total Value of Investments                             144,754,564      105.2%
Liabilities in excess of other assets                   (7,152,211)      (5.2)
                                                    --------------    ----------
Net Assets                                          $  137,602,353      100.0%
                                                    ==============    ==========


The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

ASSETS
   Investments, at value (cost $108,034,860)                     $  144,754,564
   Cash                                                               5,477,148
   Foreign cash, at value (cost $800,111)                               812,456
   Dividends and interest receivable                                    236,930
   Tax reclaims receivable                                               13,641
   Other assets                                                           3,270
                                                                 --------------

   Total Assets                                                     151,298,009
                                                                 --------------

LIABILITIES
   Capital gain distributions payable                                10,705,067
   Dividend payable                                                   1,916,653
   Payable for investments purchased                                    744,936
   Advisory fee payable                                                 160,000
   Servicing fee payable                                                 45,000
   Accrued expenses                                                     124,000
                                                                 --------------

   Total Liabilities                                                 13,695,656
                                                                 --------------

NET ASSETS                                                       $  137,602,353
                                                                 ==============


COMPOSITION OF NET ASSETS
   Paid-in capital                                               $   95,677,120
   Distibutions in excess of net investment income                     (191,481)
   Accumulated net realized gain on investments and
      foreign currency transactions                                   5,383,332
   Net unrealized appreciation in value of investments
      and foreign currencies                                         36,733,382
                                                                 --------------
                                                                 $  137,602,353
                                                                 ==============


NET ASSET VALUE, PER SHARE

   CLASS II ($23,251,086 / 1,400,963 shares outstanding)         $        16.60
                                                                 ==============

   CLASS III ($114,351,267 / 6,882,491 shares outstanding)       $        16.61
                                                                 ==============


The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004       BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $342,635)      $    2,682,311
   Interest                                                              25,391
   Other income                                                          13,401
                                                                 --------------
      TOTAL INVESTMENT INCOME                                         2,721,103
                                                                 --------------

EXPENSES
   Advisory fee (Note B)                                                558,473
   Shareholder servicing fee - Class III Shares (Note B)                 94,081
                               Class II Shares                           40,036
   Custody                                                              101,818
   Fund Accounting                                                       28,537
   Professional fees                                                     28,054
   Legal                                                                 16,257
   Transfer Agency                                                       10,409
   Insurance                                                              2,137
   Miscellaneous                                                          1,297
                                                                 --------------
   TOTAL EXPENSES                                                       881,099
                                                                 --------------

      NET INVESTMENT INCOME                                           1,840,004
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
      Investments                                                    16,613,968
      Foreign currency transactions                                     (95,736)
                                                                 --------------
                                                                     16,518,232
                                                                 --------------
   Net increase in unrealized appreciation on:
      Investments                                                    13,533,172
      Translation of assets and liabilities in
         foreign currencies                                              12,217
                                                                 --------------
                                                                     13,545,389
                                                                 --------------

   Net realized and unrealized gain on investments
      and foreign currency transactions                              30,063,621
                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   31,903,625
                                                                 ==============


The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS        BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

                                                                                                        FOR THE PERIOD
                                                                                      FOR THE           APRIL 4, 2003*
                                                                                     YEAR ENDED             THROUGH
                                                                                  DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                                  -----------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income                                                            $    1,840,004       $      539,319
   Net realized gain from investments and foreign currency transactions                 16,518,232            8,296,239
   Net increase in unrealized appreciation on investments and
      translation of assets and liabilities in foreign currencies                       13,545,389           23,187,993
                                                                                    --------------       --------------
   Net increase in net assets from operations                                           31,903,625           32,023,551
                                                                                    --------------       --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Class II                                                                          (1,322,592)                  --
      Class III                                                                         (4,884,402)            (536,181)
   Capital gains:
      Class II                                                                          (1,809,034)                  --
      Class III                                                                         (8,896,033)          (4,283,701)

                                                                                    --------------       --------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                                   (16,912,061)          (4,819,882)
                                                                                    --------------       --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net proceeds from shares subscribed:
      Class II                                                                          27,562,277                   --
      Class III                                                                         14,629,424           54,000,000
   Purchase premium:
      Class II                                                                              17,449                   --
      Class III                                                                             87,747                   --
   Dividends and distributions reinvested:
      Class II                                                                             998,699                   --
      Class III                                                                          8,111,524                   --
   Cost of shares redeemed:
      Class II                                                                         (10,000,000)                  --
      Class III                                                                                 --                   --
   INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF                                        --                   --
                                                                                    --------------       --------------
      BENEFICIAL INTEREST                                                               41,407,120           54,000,000
                                                                                    --------------       --------------

   TOTAL INCREASE IN NET ASSETS                                                         56,398,684           81,203,669

NET ASSETS
   Beginning of period                                                                  81,203,669                   --
                                                                                    --------------       --------------
   End of period (includes distributions in excess of net investment income of      $  137,602,353       $   81,203,669
     $191,481 and $165,490, respectively)                                           ==============       ==============

     * Commencement of operations.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

     SELECTED DATA FOR CLASS II SHARES OUTSTANDING:


                                                                 For the Period
                                                               June 21, 2004 (a)
                                                                    through
                                                               December 31, 2004
                                                               -----------------
     Net asset value, beginning of period                             14.36
                                                                ---------------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income                                             0.11
     Net realized and unrealized gain
        on investments and foreign
        currency transactions                                          4.17
                                                                ---------------
     Net increase in net asset
        value from investment operations                               4.28
                                                                ---------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                             (0.75)
     Taxable distributions in excess of net investment
        income and net realized gain on investments                   (1.29)
                                                                ---------------
        Total Dividends and Distributions                             (2.04)
                                                                ---------------
     Net asset value, end of period                                 $ 16.60
                                                                ===============

     TOTAL RETURN
     Total investment return based on net
        asset value (b)                                              30.36%
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period
        (000's omitted)                                             $23,251
     Ratio of net expenses to average net
        assets                                                        0.84%*
     Ratio of net investment income
        to average net assets                                         1.36%*
     Portfolio turnover rate                                           80%


*     Annualized.

(a)   Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

SELECTED DATA FOR CLASS III SHARES OUTSTANDING:

                                                                                For the Period
                                                              For the          April 4, 2003 (a)
                                                             Year Ended             through
                                                         December 31, 2004     December 31, 2003
                                                         -----------------     -----------------
      Net asset value, beginning of period                     $15.03                $10.00
                                                         -----------------     -----------------
      INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                     0.26                  0.10
      Net realized and unrealized gain
         on investments and foreign
         currency transactions                                  3.36                  5.82
                                                         -----------------     -----------------
      Net increase in net asset value
          from investment operations                            3.62                  5.92
                                                         -----------------     -----------------

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
      Dividends from net investment income                     (0.75)                (0.10)
      Taxable distributions in excess of net investment
         income and net realized gain on investments           (1.29)                (0.79)
                                                         -----------------     -----------------
            Total Dividends and Distributions                  (2.04)                (0.89)
                                                         -----------------     -----------------
      Net asset value, end of period                           $16.61                $15.03
                                                         =================     =================

      TOTAL RETURN
      Total investment return based on net
         asset value (b)                                       24.62%                59.22%
      RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period
         (000's omitted)                                      $114,351              $81,204
      Ratio of net expenses to average net
         assets                                                 0.77%                 1.11%*
      Ratio of net investment income
         to average net assets                                  1.67%                 1.06%*
      Portfolio turnover rate                                    80%                   68%


*     Annualized.

(a)   Commencement of investment operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.


The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

     Baillie Gifford International Equity Fund ("International Equity Fund") and Baillie Gifford Emerging Markets Fund ("Emerging Markets Fund") (each, a "Fund", and collectively, the "Funds") are a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. Each of the Funds offer three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At December 31, 2004, shares issued and outstanding for the International Equity Fund were of Class I and Class III shares and shares issued and outstanding for the Emerging Markets Fund were of Class II and Class III. The financial statements of the Funds have been prepared in conformity with U.S. generally accepted accounting principles. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Funds and disclosure of contingent assets and liabilities for the Funds at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred. The following is a summary of significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS

     Investments are carried at market value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities, for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Funds invest in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers. The fair value of readily marketable investments is based on quoted market prices. If market quotations are not readily available, securities and other asset and liabilities, will be valued at fair value as determined in good faith by, or under the supervision of, the Board.

     Repurchase Agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

     The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For each of the Funds, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

     Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

     The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds record realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At December 31, 2004, the Funds did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

     The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no federal income tax provision is required.

     Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Funds' policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

     At December 31, 2004, the International Equity Fund had a capital loss carryforward of $112,459,227 to offset future net capital gains. $73,000,548 of such carryforward, if unused, will expire on December 31, 2010, $38,074,731 of such carryover, if unused will expire on December 31, 2011 and $1,383,948 of such carryover, if unused will expire on December 31, 2012. In addition, the Emerging Markets Fund generated a post-October net currency loss of $14,097 and International Equity Fund generated a post-October net capital loss of $6,260,561.

At December 31, 2004, the components of accumulated earnings (loss) on a tax basis were as follows:

------------------------ ------------------ ------------------------- --------------------- -----------------------
                                                                      Net Unrealized
                         Undistributed      Undistributed Net         Appreciation on       Total
                         Net Investment     Realized Capital Gains    Investments and       Accumulated
Funds                    Income             (Losses)                  Foreign Currencies    Earnings (loss)
------------------------ ------------------ ------------------------- --------------------- -----------------------
International Equity            $3,106,517            $(118,719,788)          $128,429,262             $12,815,991
Emerging Markets                 1,313,700                 4,823,821            35,787,712              41,925,233
------------------------ ------------------ ------------------------- --------------------- -----------------------

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statement of net assets are primarily due to the tax treatment of passive foreign investment companies and post-October losses.

     For the year ended December 31, 2004, the following reclassifications have been made on the statement of assets and liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus U.S. generally accepted accounting principles, such as the treatment of foreign currency gains and losses and the mark to market adjustments:

---------------------- ------------------- ------------------- -----------------
                                           Accumulated Net
                                           Realized Capital
                       Undistributed       Gains (Losses) on
                       Net Investment      investments and
Funds                  Income              foreign currencies  Paid-in Capital
---------------------- ------------------- ------------------- -----------------
International Equity           $3,812,121        $(6,231,493)        $2,419,372
Emerging Markets                4,340,999         (4,610,999)           270,000
---------------------- ------------------- ------------------- -----------------

     For the year ended December 31, 2004 and December 31, 2003, the tax character of the dividends paid, as reflected in the statements of changes in net assets were:

--------------------- ---------------------------- -----------------------------


Funds                      Ordinary Income           Long-Term Capital Gains
--------------------- ------------------------------ ---------------------------
                           2004            2003          2004          2003
--------------------- -------------- --------------- -------------- ------------
International Equity    $9,412,207     $10,763,972     $       --           --
Emerging Markets        10,810,663       4,819,882      6,101,398           --
--------------------- -------------- --------------- -------------- ------------


NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

     The Funds are advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser, which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Funds are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

     Under the Investment Advisory Agreement, the International Equity Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.35% of the Fund's average month end net assets and the Emerging Markets Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.50% of the Fund's average month end net assets. For the year ended December 31, 2004, the International Equity Fund incurred $1,559,021 in Investment Advisory Fees, and the Emerging Markets Fund incurred $558,473 in Fees during the same period.

     The Funds have adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the International Equity Fund pays the Manager a fee at the annualized rate of 0.25% and 0.05% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively and the Emerging Markets Fund pays the Manager a fee at the annualized rate of 0.25% and 0.10% of the Fund's average daily net assets attributable to Class II and Class III shares. For the year ended December 31, 2004, the International Equity Fund incurred $16,304 and $220,533 in Shareholder Servicing Fees for Class I and Class III shares, respectively. For the year ended December 31, 2004, the Emerging Markets Fund incurred $40,036 and $94,081 in Shareholder Servicing Fees for Class II and Class III shares, respectively.

     In April 2001, the Manager voluntarily undertook to pay all custody fees incurred by the International Equity Fund. The International Equity Fund will remain contractually obligated to pay the custody fees incurred and the Manager reserves the right to terminate such undertaking at any time. For the period from January 1, 2004 to December 31, 2004, the Manager has incurred approximately $120,000 of custody fees on behalf of the International Equity Fund.

NOTE C -- INVESTMENT TRANSACTIONS

     Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

                            International Equity Fund
                      For the Year Ended December 31, 2004
--------------------------------------------------------------------------------
Purchases
   Stocks and debt obligations                                     $111,189,047

Sales
   Stocks and debt obligations                                     $112,867,903

The gross unrealized appreciation and (depreciation) on investments at December 31, 2004 is as follows:

Gross Appreciation                                                 $137,582,914
Gross Depreciation                                                   (3,698,096)
                                                                   ------------
   Net Unrealized Appreciation                                     $133,884,818
                                                                   ============


                              Emerging Markets Fund
                      For the Year Ended December 31, 2004
--------------------------------------------------------------------------------
Purchases
   Stocks                                                          $120,309,288

Sales
   Stocks                                                          $ 88,921,081


The gross unrealized appreciation and (depreciation) on investments at December 31, 2004 is as follows:


Gross Appreciation                                                 $ 37,320,814
Gross Depreciation                                                     (601,110)
                                                                   ------------
   Net Unrealized Appreciation                                     $ 36,719,704
                                                                   ============

     The Funds' cost of assets and gross unrealized appreciation (depreciation) at December 31, 2004 for United States federal income tax purposes, were as follows:

--------------------- ------------- ------------- ------------- ----------------


                      Cost of       Gross         Gross         Net Appreciation
Funds                 Investments   Appreciation  Depreciation  (Depreciation)
--------------------- ------------- ------------- ------------- ----------------
International Equity  $372,887,008  $132,333,683  $(4,415,718)  $127,917,965
Emerging Markets       108,980,530    36,375,144     (601,110)    35,774,034
--------------------- ------------- ------------- ------------- ----------------

     The Funds may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of each Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

     A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Funds maintain the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by a Fund of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested. At December 31, 2004 the Funds did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                            International Equity Fund

                                Class I Shares              Class III Shares
                              For the Year Ended           For the Year Ended
                              December 31, 2004             December 31, 2004
                           ------------------------     ------------------------
                            Shares        Amount         Shares        Amount
                           --------     -----------     ---------    -----------

Shares sold                 293,393     $ 1,810,356            --             --

Purchase premium                 --             110            --          7,093

Shares issued in
reinvestment of
dividends and
distributions                27,567         154,789     2,008,403     11,327,149


Shares redeemed            (278,756)     (1,563,575)           --             --
                           --------     -----------     ---------    -----------

Net increase (decrease)      42,204     $   401,680     2,008,403    $11,334,242
                           ========     ===========     =========    ===========

                              Emerging Markets Fund

                              Class II Shares               Class III Shares
                             For the Year Ended            For the Year Ended
                             December 31, 2004             December 31, 2004
                        ---------------------------     ------------------------
                          Shares          Amount          Shares        Amount
                        ----------     ------------     ---------    -----------

Shares sold              1,919,793     $ 27,562,277       974,345    $14,629,424

Purchase premium                --           17,449            --
                                                                          87,747
Shares issued in
reinvestment of
dividends and
distributions               62,707          998,699       504,628      8,111,524

Shares redeemed           (581,537)     (10,000,000)           --             --
                        ----------     ------------     ---------    -----------

Net increase             1,400,963     $ 18,578,425     1,478,973    $22,828,695
                        ==========     ============     =========    ===========


At December 31, 2004, 98.4% of the total shares outstanding of the International Equity Fund were held by one shareholder, namely, New York State Teachers' Retirement System, established under the laws of New York and located at, 10 Corporate Woods Drive, Albany, New York 12211-2395. On that same date, 83.1% of the total shares outstanding of the Emerging Markets Fund were held by one record shareholder, namely, Nebraska Investment Council, a Nebraska state investment agency, located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68508.

NOTE F - SUBSEQUENT EVENT

On February 2, 2005, New York State Teachers Retirement Systems redeemed all their shares of the International Equity Fund. This redemption constituted 98.4% of the shares outstanding of the Fund. The redemption was executed as an in kind stock transfer and cash for 99.7% of the value of their holdings. The remaining proceeds due, which are represented by the relevant share of the funds net receivables at the sale trade date will be transferred upon receipt.

The remaining investor is aware of these events and it is anticipated by management that they will decide to redeem their shares at which time the fund would be liquidated.

                              [LETERHEAD OF KPMG]

             Report of Independent Registered Public Accounting Firm
             -------------------------------------------------------


The Board of Trustees and Shareholders of
Baillie Gifford Funds:

We have audited the accompanying statements of assets and liabilities of Baillie Gifford International Equity Fund (International Equity Fund) and Baillie Gifford Emerging Markets Fund (Emerging Markets Fund) (collectively, the Funds), including the portfolios of investments, as of December 31, 2004, and the related statements of operations and statements of changes in net assets for each of the periods indicated herein as well as the financial highlights for each of the periods indicated herein during the four-year period ended December 31, 2004 with respect to the International Equity Fund, and for the one-year period ended December 31, 2004 and the period April 4, 2003 through December 31, 2003 with respect to the Emerging Markets Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the International Equity Fund presented for the period ended December 31, 2000, were audited by other independent registered public accountants whose report thereon dated February 26, 2001, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note F, on February 2, 2005, New York State Teachers' Retirement System, redeemed all of their holdings in the International Equity Fund.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2004, and the results of their operations, the changes in their net assets, and the financial highlights for the aforementioned periods, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

New York, New York
February 25, 2005

SUPPLEMENTAL INFORMATION (UNAUDITED)

Qualified dividend income of as much as $8,748,763 was taxable to the International Equity Fund and $1,915,359 to the Emerging Markets Fund through December 31, 2004. The Funds intend to designate 1the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2005, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of distributions received by you in the calendar year 2004.

The Emerging Markets Fund designates $6,101,398 as a long-term capital gain dividend subject to 15% tax rate.


MANAGEMENT OF THE TRUST

The following tables set forth the trustees and officers of the Trust, their principal occupations during the past five years, and certain other information.

----------------------- --------------- -------------- ------------------------------------------------------ ----------------------
   NAME AND AGE (1)       POSITION(S)      LENGTH OF         PRINCIPAL OCCUPATION DURING PAST 5 YEARS (3)       NUMBER OF FUNDS IN
                           HELD WITH      TIME SERVED                                                              FUND COMPLEX
                             TRUST            (2)                                                               OVERSEEN BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John G. Barrie, Jr.     Trustee         Since 2000     Retired.  Formerly: Assistant Treasurer, Dominion
Age 64                                                 Resources, Inc. (electric and gas utility).                     2

----------------------- --------------- -------------- ------------------------------------------------------ ----------------------
John M. Smith           Trustee         Since 2000     Consultant, Board of Directors of certain Guardian
Age 68                                                 Mutual Funds (mutual funds) (4).  Formerly: Executive
                                                       Vice President, Guardian Life Insurance Company;
                                                       Executive Vice President and Director of Guardian
                                                       Insurance and Annuity Company; President and Director           2
                                                       of Guardian Investor Services Corp. (broker-dealer and
                                                       investment adviser); President of GIAC Funds, Inc.
                                                       (mutual funds); Director of Guardian Asset Management
                                                       Corp. and Guardian Baillie Gifford Ltd. (investment
                                                       advisers).
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
R. Robin Menzies (5)    Trustee,        Since 2000     Partner, Baillie Gifford & Co. (investment manager);
Age 51                  Chairman of the                Director, Baillie Gifford Overseas Ltd. (investment
                        Board, and                     adviser); Director, Guardian Baillie Gifford Ltd.              16
                        President                      (investment adviser); Vice-President, GIAC Funds, Inc.
                                                       and The Park Avenue Portfolio (mutual funds).
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
------------------------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell      Vice President  Since 2000     Partner, Baillie Gifford & Co. (investment manager);
Age 43                                                 Director, Baillie Gifford Overseas Limited (investment         N/A
                                                       adviser). Director, Guardian Baillie Gifford Ltd.
                                                       (investment adviser); Vice-President, GIAC Funds, Inc.
                                                       and The Park Avenue Portfolio (mutual funds).
----------------------- --------------- -------------- ------------------------------------------------------ ----------------------
Alan Paterson           Vice President  Since 2000     Partner, Baillie Gifford & Co. (investment manager).
Age 37                                                                                                                N/A

----------------------- --------------- -------------- ------------------------------------------------------ ----------------------
Dickson Jackson         Treasurer       Since 2001     Head of Overseas Institutional Clients Accounting
Age 33                                                 Department, Baillie Gifford & Co. (investment manager)         N/A
----------------------- --------------- -------------- ------------------------------------------------------ ----------------------
Angus N.G. Macdonald    Secretary       Since 2000     Head of Legal for the Baillie Gifford Group
Age 39                                                 (investment manager).                                          N/A

----------------------- --------------- -------------- ------------------------------------------------------ ----------------------

(1) The address of each trustee and officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2) There is no stated term of office for the trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the trustees. Other officers may be elected or appointed by the trustees at any time.

(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Limited, and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4) Mr. Smith serves as a consultant to the Boards of Directors of the following Guardian Mutual Funds: The Park Avenue Portfolio (includes 10 investment series); GIAC Funds, Inc. (3 series); The Guardian Bond Fund, Inc. (1 series); The Guardian Cash Fund, Inc. (1 series); and The Guardian Variable Contract Funds, Inc. (4 series)

(5) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2004, the registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)  The registrant's Code of Ethics is attached hereto as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Mr. John G. Barrie, Jr., a member of the Board's Audit Oversight Committee, is an audit committee financial expert. Mr. Barrie is "independent" for purposes of this Item 3 of Form N-CSR. Mr. Barrie formerly served in various supervisory and managerial positions in accounting and finance at Dominion Resources, Inc. and affiliates. In these positions, Mr. Barrie was extensively involved in the preparation, analysis and use of corporate financial statements. In the capacity of Assistant Treasurer of Dominion Resources, Inc., Mr. Barrie had principal responsibility for administering the investment of over $1 billion of retirement plan assets, and was involved with internal and external auditors in establishing internal controls and procedures relating to the administration and reporting of retirement plan investments.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d)
Fees for Services Rendered to the Registrant

--------------------------------------------------------------------------------
FISCAL YEAR    AUDIT FEES     AUDIT-RELATED FEES     TAX FEES    ALL OTHER FEES
--------------------------------------------------------------------------------

2003*          $50,000        $0                     $17,000     $0

2004           $55,000        $0                     $17,350     $0

*Includes services rendered in connection with the registrant's Emerging Markets Fund, which commenced operations on April 4, 2003.

Tax Fees include amounts for services rendered to the registrant for tax compliance, tax planning and tax advice, including tax return preparation and review of and participation in determining required income and capital gains distributions.

There was (pound) 12,000 billed in 2004 and (pound) 11,000 billed in 2003 by the registrant's accountants for services rendered in connection with reports on the internal control procedures of the investment management operations of Baillie Gifford Overseas Limited ("BGO"), the registrant's investment adviser, Baillie Gifford & Co. ("BG & Co."), the parent company of BGO, and certain other affiliates. The engagements, which were between the registrant's accountant and BG & Co., were approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulations S-X.

(e) (1) Engagements that are required to be pre-approved by the registrant's Audit Oversight Committee may be pre-approved (i) at any regular or special meeting of the Committee or (ii) by the Chairman of the Committee or any other member of the Committee who is an independent trustee of the registrant if the estimated dollar amount of the fee for the particular service does not exceed a certain threshold.

(e) (2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2003:    $50,830

2004:    $55,247

The amounts included above for non-audit services rendered to the registrant's investment adviser do not include the fees billed by the registrant's accountants to BG & Co. for the internal controls report described above. Such fees were (pound) 12,000 for 2004 and (pound) 11,000 for 2003.

(h) In evaluating the independence of the registrant's accountant, the Audit Oversight Committee of the registrant's Board of Trustees considered the provision of non-audit services rendered to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2) A separate certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)). Attached hereto.

(a)(3) Not applicable.

(b)    Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 BAILLIE GIFFORD FUNDS
            --------------------------------------------------------

By           /s/ R Robin Menzies
    ----------------------------------------------------------------
         R Robin Menzies, President

Date     MARCH 10, 2005
    ----------------------------------------------------------------



Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ R Robin Menzies
    ----------------------------------------------------------------
         R Robin Menzies, President

Date     MARCH 10, 2005
    ----------------------------------------------------------------


By          /s/ Dickson Jackson
    ----------------------------------------------------------------
         Dickson Jackson, Treasurer

Date     MARCH 10, 2005
    ----------------------------------------------------------------